Share-Based Compensation - Additional Information (Detail)	12 Months Ended												1 Months Ended			12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Options granted prior to 2009 Option Plan	Dec. 31, 2012 2009 Option Plan USD ($)	Dec. 31, 2011 2009 Option Plan USD ($)	Dec. 31, 2010 2009 Option Plan USD ($)	Dec. 31, 2012 General and Administrative Expense 2009 Option Plan USD ($)	Dec. 31, 2011 General and Administrative Expense 2009 Option Plan USD ($)	Dec. 31, 2010 General and Administrative Expense 2009 Option Plan USD ($)	Dec. 20, 2012 Tune Up Software Gmbh USD ($)	Dec. 20, 2012 Tune Up Software Gmbh EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh	Dec. 31, 2012 Tune Up Software Gmbh USD ($)	Dec. 31, 2011 Tune Up Software Gmbh USD ($)	Dec. 31, 2012 Tune Up Software Gmbh EUR (€)	Dec. 20, 2012 Tune Up Software Gmbh Due in January 2013 EUR (€)	Dec. 20, 2012 Tune Up Software Gmbh Due in April 2013 EUR (€)	Dec. 20, 2012 Tune Up Software Gmbh Due in April 2014 EUR (€)	Dec. 31, 2012 Tune Up Software Gmbh Equity-settlement	Dec. 31, 2012 Tune Up Software Gmbh Share Based Right to Receive Cash Payments Awards	Dec. 31, 2012 Tune Up Software Gmbh General and Administrative Expense USD ($)	Dec. 31, 2011 Tune Up Software Gmbh General and Administrative Expense USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment award options, vesting period				1 year	4 years	2 years	4 years								4 years	4 years
Option conversion rate	1
Option available for future grant							8,159,948
Share based compensation by share based payment award options granted contractual life							10 years
Share based compensation arrangement by share based payment award, vesting right							Options generally vest over a period of four years, whereby 25% of the options vest on the first anniversary of the start date and the remaining options vest thereafter quarterly, in equal portions during the remaining vesting period, generally the following 12 quarters.
Unvested Share Option Not Yet Recognized	$ 5,371,000
Share Based Compensation Relating to Unvested Shares recognition Period	1 year 9 months 4 days
Stock Option Repurchased	919,000	186,000	770,000
Percentage of share based compensation accounted for settlement																						50.00%	50.00%
Value of shares issuable for acquisition																		1,400,000
Number of shares issuable for acquisition																169,911
Share Based Compensation Expense							16,183,000	6,396,000	6,773,000	12,495,000	4,310,000	3,655,000												9,543,000	3,124,000
Compensation liability																	1,562,000
Adjustment to additional paid in capital, share based compensation from acquisition																8,410,000	1,562,000
Liability in relation to share based compensation accounted for cash settlement													5,700,000	4,300,000		4,257,000			2,100,000	1,100,000	1,100,000
Share Based Compensation expense	16,183,000	6,396,000	6,773,000										2,900,000	2,200,000
Additional compensation expense																								2,864,000
Share Based Compensation relating to unvested Shares																$ 2,400,000